PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Property, Furniture And Equipment, Net [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2017, 2016, and 2015 was as follows:

		Buildings and		Furniture
		other		and	Computer	Vehicles and	Work in
	Land	constructions	Installations	fixtures	hardware	equipment	progress	2017	2016	2015
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	402,064	1,115,536	580,847	496,357	558,902	167,031	88,632	3,409,369	3,455,442	3,447,017
Additions	7,374	6,952	9,391	19,748	50,457	8,253	41,676	143,851	110,151	148,426
Transfers	56	4,685	37,758	3,368	13,839	(9,379)	(50,327)	–	–	–
Disposals and others	12,145	12,743	(36,547)	(5,937)	(8,139)	(7,297)	(15,962)	(48,994)	(156,224)	(140,001)
Balance as of December 31	421,639	1,139,916	591,449	513,536	615,059	158,608	64,019	3,504,226	3,409,369	3,455,442

Accumulated depreciation -
Balance as of January 1	–	577,458	397,485	311,356	465,600	105,767	–	1,857,666	1,784,001	1,671,575
Depreciation for the year	–	31,123	45,624	33,443	53,993	14,712	–	178,895	182,845	177,623
Disposals and others	–	7,144	(18,110)	(8,704)	(9,886)	(12,271)	–	(41,827)	(109,180)	(65,197)
Balance as of December 31	–	615,725	424,999	336,095	509,707	108,208	–	1,994,734	1,857,666	1,784,001

Net carrying amount	421,639	524,191	166,450	177,441	105,352	50,400	64,019	1,509,492	1,551,703	1,671,441